UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments


BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of February 28, 2007                                                                    (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 3.4%      $    5,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2021                                                                  $     6,024
                         6,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.25% due 1/01/2023                                                                        6,986
                         6,600   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.625%
                                 due 8/01/2025                                                                              6,677

Arizona - 2.6%           2,560   Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                                 Public Service Co.-Navajo Project), VRDN, AMT, Series A, 3.70% due 10/01/2029 (h)          2,560
                         2,820   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                 2,881
                         3,000   Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT,
                                 7.20% due 6/01/2027                                                                        3,075
                           995   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series C, 6.70% due 7/01/2021                                                    1,073
                         1,750   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series K/L, 6.375% due 7/01/2031                                                 1,898
                         3,630   Vistancia Community Facilities District, Arizona, GO, 5% due 7/15/2014                     3,864

Arkansas - 0.7%          3,755   Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue Refunding
                                 Bonds (Hendrix College Projects), Series B, 5% due 10/01/2026                              3,899

California - 21.9%       5,000   California State Department of Water Resources, Power Supply Revenue Bonds,
                                 Series A, 5.375% due 5/01/2012 (g)                                                         5,467
                        14,795   California State, GO, 5.50% due 4/01/2014 (g)                                             16,545
                           795   California State, GO, 5.50% due 4/01/2028                                                    875
                         5,000   California State, GO, Refunding, 5.25% due 2/01/2027 (f)                                   5,338
                        10,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                 Corrections), Series C, 5.50% due 6/01/2020                                               11,042
                         2,500   California Statewide Communities Development Authority, Health Facility Revenue
                                 Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                              2,782
                         2,400   Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
                                 Series 1, 6% due 9/01/2008 (g)                                                             2,496
                        35,265   Los Angeles, California, Unified School District, GO, Series A, 5% due
                                 7/01/2013 (f)(g)                                                                          38,144
                        10,135   Peralta, California, Community College District, GO (Election of 2000), Series D,
                                 5% due 8/01/2030 (e)                                                                      10,843
                         1,515   Rowland, California, Unified School District, GO (Election of 2000), Series B,
                                 5.25% due 8/01/2027 (e)                                                                    1,630



Portfolio Abbreviations


To simplify the listings of BlackRock Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
GO           General Obligation Bonds
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue Bonds
PCR          Pollution Control Revenue Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes



BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of February 28, 2007 (concluded)                                                        (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                         Value
California          $      585   Sacramento, California, Special Tax (North Natomas Community Facilities),
(concluded)                      Series 4-C, 5.60% due 9/01/2020                                                      $       623
                         1,720   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.75% due 9/01/2022                                                            1,843
                           500   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.90% due 9/01/2023                                                              539
                         3,000   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 6% due 9/01/2028                                                               3,238
                         2,295   San Francisco, California, City and County, GO (Branch Library Facilities
                                 Improvements), Series G, 5% due 6/15/2023 (f)                                              2,452
                         3,000   San Jose, California, Airport Revenue Bonds, Series A, 5.25% due 3/01/2017 (c)             3,163
                         3,100   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                                 9/01/2030 (f)                                                                              3,282
                         9,030   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
                                 due 7/01/2035 (e)                                                                         10,204
                         4,875   Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (e)                                                                          5,146
                         2,610   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (e)                2,730

Colorado - 2.5%          2,000   Denver, Colorado, City and County Airport Revenue Refunding Bonds, Series E, 5.25%
                                 due 11/15/2023 (f)                                                                         2,038
                           800   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                                857
                         2,250   Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due 12/01/2023                2,542
                         7,500   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 7.50% due 12/01/2015                                            8,333
                         1,000   Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 6.75%
                                 due 12/01/2016                                                                             1,109

Connecticut - 1.9%       1,160   Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet
                                 Inc. Project), AMT, 7.95% due 4/01/2026                                                    1,403
                         8,000   Connecticut State Development Authority, PCR, Refunding (Connecticut Light and
                                 Power Company), Series A, 5.85% due 9/01/2028                                              8,401
                         1,250   South Central Connecticut Regional Water Authority, Water System Revenue Refunding
                                 Bonds, Fifteenth, Series A, 5.125% due 8/01/2009 (c)(g)                                    1,304

Florida - 5.3%           2,935   Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                 Assessment Bonds, 6.75% due 5/01/2034                                                      3,220
                         1,085   Heritage Isle at Viera Community Development District, Florida, Special Assessment
                                 Bonds, Series B, 5% due 11/01/2009                                                         1,084
                         1,900   Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial
                                 Health System), VRDN, Series A, 3.65% due 4/01/2025 (h)                                    1,900
                         5,500   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, 5.75% due 10/01/2019 (c)                                                    5,972
                         3,500   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6% due 5/01/2024                                                          3,785
                         2,000   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.50% due 5/01/2037                                                       2,216
                         3,670   Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding
                                 Bonds (Orlando Lutheran Towers), 5% due 7/01/2013                                          3,654
                           930   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, 6% due 5/01/2020                                                         1,001
                         1,085   Portofino Shores, Florida, Community Development District, Special Assessment Bonds,
                                 Series A, 6.40% due 5/01/2034                                                              1,170
                         2,390   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                                 Inc.), 6.625% due 10/01/2023                                                               2,710
                           430   Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5.50% due 11/01/2010                                              430
                         4,000   University of Florida Research Foundation Inc., Capital Improvement Revenue Bonds,
                                 5.125% due 9/01/2033 (a)                                                                   4,104

Georgia - 3.1%           1,500   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2024                                                                                 1,667
                         5,395   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.125% due 1/01/2025                                                                       5,275
                         2,800   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A, 7.25%
                                 due 1/01/2035                                                                              2,750
                         4,500   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 5.80% due 2/15/2018                                  4,576
                         1,245   Savannah, Georgia, EDA, First Mortgage Revenue Bonds (Marshes of Skidaway),
                                 Series A, 6.25% due 1/01/2012                                                              1,279
                         2,245   Savannah, Georgia, EDA, First Mortgage Revenue Bonds (Marshes of Skidaway),
                                 Series A, 6.85% due 1/01/2019                                                              2,416

Idaho - 0.8%             4,000   Boise City, Idaho, COP, AMT, 5.50% due 9/01/2025 (c)                                       4,192
                           370   Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                 Series F-2, 5.85% due 7/01/2015 (d)(k)                                                       376

Illinois - 3.7%          2,510   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (j)                                                           2,824
                         6,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                 Management LLC Project), AMT, 5.90% due 11/01/2017                                         6,222
                         6,930   Illinois, Development Finance Authority Revenue Bonds (Community Rehabilitation
                                 Providers Facilities), Series A, 6.625% due 7/01/2032                                      7,580
                         1,400   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of
                                 Chicago Hospitals), VRDN, 3.64% due 8/01/2026 (f)(h)                                       1,400
                         1,800   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2025                                                                 1,926
                         1,580   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                 Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                         1,616

Indiana - 0.8%           4,300   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                                 due 6/01/2028 (e)                                                                          4,533

Louisiana - 2.2%         6,965   Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
                                 Research and Technology Foundation, Inc. - Student Housing Project), 5.25% due
                                 3/01/2026 (f)                                                                              7,642
                         5,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                 6.50% due 1/01/2017                                                                        5,100

Maine - 0.3%             1,965   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                 (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034               2,085

Maryland - 0.1%            500   Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good
                                 Counsel School), Series A, 6% due 5/01/2035                                                  538

Massachusetts - 4.9%     4,560   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2012 (g)                                                      4,854
                         7,695   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2015 (g)                                                      8,401
                         1,210   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.35% due 12/01/2015                          1,245
                         2,000   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.50% due 12/01/2019                          2,076
                         3,000   Massachusetts State Industrial Finance Agency, Resource Recovery Revenue Refunding
                                 Bonds (Ogden Haverhill Project), AMT, Series A, 5.30% due 12/01/2009                       3,078
                         8,325   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (e)                                                             8,893

Michigan - 1.3%          2,325   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                                 2,472
                         4,795   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Oakwood
                                 Obligated Group), Series A, 6% due 4/01/2022                                               5,290

Minnesota - 1.0%         1,000   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health
                                 Care System Revenue Bonds (Group Health Plan Inc. Project), 6% due 12/01/2019              1,098
                         2,545   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority, Health
                                 Care System Revenue Bonds (Group Health Plan Inc. Project), 6% due 12/01/2021              2,798
                         2,000   Minnesota State Municipal Power Agency, Electric Revenue Bonds, Series A, 5.25%
                                 due 10/01/2024                                                                             2,142

Mississippi - 1.4%       5,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                 Energy Resources Inc. Project), 5.875% due 4/01/2022                                       5,054
                         2,910   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                                 Energy Resources Inc. Project), 5.90% due 5/01/2022                                        2,941

Missouri - 0.4%          2,050   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                 Gallery Foundation), VRDN, Series B, 3.63% due 12/01/2031 (f)(h)                           2,050

Nevada - 0.4%            2,245   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                       2,325

New Jersey - 13.5%       3,635   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2021 (e)                                          4,200
                         5,050   Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                 Revenue Bonds, Series A, 5.80% due 11/01/2023 (e)                                          5,840
                        10,950   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                         11,347
                         9,810   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                          10,643
                        17,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                 7/01/2033 (f)                                                                             19,370
                         5,540   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.625% due 9/15/2012                                                                  5,974
                         5,000   New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water), AMT,
                                 Series B, 5.125% due 4/01/2022 (a)                                                         5,290
                         4,215   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2018 (a)                                                      4,567
                        11,120   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (e)                                                     12,024

New Mexico - 3.9%        3,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                 Juan Project), Series D, 6.375% due 4/01/2022                                              3,067
                         9,000   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                 Project), Series A, 6.95% due 10/01/2020                                                   9,290
                         9,520   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (f)                                                        10,336

New York - 25.8%         1,090   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                 Hospital), Series B, 7.25% due 3/01/2019                                                   1,201
                        10,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.75% due 11/15/2032                                                                      11,452
                           875   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 5.50% due 7/01/2007                                  878
                         3,500   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                                 Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                         3,913
                         1,110   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5.50% due 5/01/2009 (g)                                           1,164
                         5,000   New York City, New York, GO, Refunding, Series B, 5.75% due 8/01/2015                      5,466
                         2,055   New York City, New York, IDA, Civic Facility Revenue Bonds (Special Needs Facilities
                                 Pooled Program), Series C-1, 6.80% due 7/01/2019                                           2,206
                         9,070   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (f)                                                            9,791
                         5,580   New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court
                                 Facilities), Series A, 5.25% due 5/15/2012                                                 5,937
                         4,615   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due
                                 7/01/2010 (g)                                                                              5,088
                         3,670   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due
                                 7/01/2010 (g)                                                                              4,047
                         2,385   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due
                                 7/01/2018                                                                                  2,575
                         1,330   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2019       1,435
                         1,000   New York State Dormitory Authority Revenue Bonds (North Shore L I Jewish Group),
                                 5% due 5/01/2012                                                                           1,047
                         9,540   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (f)                                              10,231
                         7,775   New York State Dormitory Authority, Revenue Refunding Bonds (City University
                                 System), Consolidated Second Generation, Series A, 6.125% due 7/01/2013 (a)                8,428
                         7,380   New York State Environmental Facilities Corporation, State Personal Income Tax
                                 Revenue Bonds, Series A, 5.25% due 12/15/2014 (c)(g)                                       8,180
                            60   New York State Thruway Authority, Local Highway and Bridge Service Contract,
                                 Revenue Refunding Bonds, 5.50% due 4/01/2017                                                  65
                           825   New York State Urban Development Corporation, Correctional and Youth Facilities
                                 Services, Revenue Refunding Bonds, Series A, 5.50% due 1/01/2011 (g)                         881
                        10,825   New York State Urban Development Corporation, Correctional and Youth Facilities
                                 Services, Revenue Refunding Bonds, Series A, 5.50% due 1/01/2017                          11,480
                        10,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5.25% due 3/15/2034 (c)                                   10,816
                         5,000   Port Authority of New York and New Jersey, Senior Consolidated Revenue Bonds, AMT,
                                 131st Series, 5% due 12/15/2017 (b)                                                        5,323
                         3,340   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.50% due 6/01/2016                                                                        3,521
                         6,510   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                    6,971
                         9,750   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (c)                                                                   10,608
                         7,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        7,612
                        10,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                       10,863

North Carolina - 1.7%    3,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75%
                                 due 8/01/2035                                                                              3,346
                         6,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Presbyterian Homes Project), 7% due 10/01/2010 (g)                6,717

Ohio - 0.2%              1,280   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                 Bonds (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024             1,389

Pennsylvania - 6.4%      3,500   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                 Project), 6% due 2/01/2021                                                                 3,698
                         7,710   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                       8,122
                         7,490   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975 General
                                 Ordinance, 17th Series, 5.375% due 7/01/2022 (e)                                           8,136
                         9,630   Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25% due 9/01/2017 (e)                10,701
                         1,750   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2015                                1,930
                         3,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2016                                3,309
                         1,490   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                1,640

South Carolina - 2.2%    8,000   Georgetown County, South Carolina, Pollution Control Facilities, Revenue Refunding
                                 Bonds (International Paper Company Project), Series A, 5.125% due 2/01/2012                8,335
                         4,250   Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Hospital
                                 Facilities, Revenue Refunding Bonds, Series A, 5.25% due 8/15/2023 (d)(f)(k)               4,593

Tennessee - 4.9%           300   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A3A, 3.64% due 6/01/2026 (a)(h)                      300
                         1,800   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                 Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%
                                 due 2/15/2019                                                                              1,827
                         5,000   McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co. Project), AMT, 7.625%
                                 due 3/01/2016                                                                              5,027
                         2,005   Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
                                 Series A, 5.50% due 3/01/2017 (e)                                                          2,117
                         4,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-F-1, 3.64% due 6/01/2025 (a)(h)                 4,000
                         3,550   Shelby County, Tennessee, Health, Educational & Housing Facilities Board Revenue
                                 Bonds (Germantown Village), Series A, 6.75% due 12/01/2018                                 3,513
                         1,450   Shelby County, Tennessee, Health, Educational & Housing Facilities Board Revenue
                                 Bonds (Germantown Village), Series A, 7% due 12/01/2023                                    1,458
                           745   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (g)                         831
                         1,495   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (g)                       1,667
                         1,255   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (g)                       1,400
                         2,505   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (g)                       2,794
                         1,310   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.25% due 9/01/2012 (g)                    1,477
                         2,190   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.25% due 9/01/2012 (g)                    2,469

Texas - 12.0%            6,230   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.375% due 1/01/2011 (g)                                             6,751
                        10,260   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.70% due 1/01/2011 (g)                                             11,344
                           500   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series B-2, 3.64% due 8/15/2029 (f)(h)        500
                         1,500   Bexar County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Army Retirement Residence Project), 6.30% due 7/01/2012 (g)                         1,693
                         1,500   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                 AMT, Series A, 6.75% due 4/01/2038                                                         1,637
                         5,085   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT,
                                 Series A, 7.70% due 4/01/2033                                                              5,839
                         4,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                         4,041
                         5,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Refunding Bonds, AMT, Series A-2, 9% due 5/01/2029                                 6,227
                         2,440   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                 Corporation Project), AMT, 7.50% due 5/01/2025                                             2,750
                         3,000   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International
                                 Paper Company), AMT, Series A, 6.10% due 8/01/2024                                         3,239
                         5,790   Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, AMT, Series A,
                                 5.50% due 7/01/2023 (e)                                                                    6,050
                         1,500   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7% due 2/15/2023             1,683
                         7,420   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.95% due 4/01/2030                                                                        8,077
                         2,600   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          2,741
                         2,300   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                 2,358
                         5,000   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                 Energy Company LLC), AMT, Series B, 5.75% due 5/01/2030                                    5,156

Utah - 0.2%                900   Emery County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN, 3.64% due
                                 11/01/2024 (a)(h)                                                                            900

Virginia - 4.5%          3,285   James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
                                 Bonds, Series A, 5.75% due 3/01/2017                                                       3,453
                         1,150   James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
                                 Bonds, Series A, 6% due 3/01/2023                                                          1,228
                         2,250   Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott Hotel),
                                 7.125% due 9/01/2015                                                                       2,275
                        10,735   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2008 (g)                                                                   11,225
                         7,800   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2037                                                                       8,330

Washington - 2.1%        1,500   Seattle, Washington, Municipal Light and Power Revenue Bonds, 5.30% due
                                 12/01/2020 (f)                                                                             1,579
                        10,000   Snohomish County, Washington, School District Number 015 (Edmonds), GO, 5%
                                 due 12/01/2019 (c)                                                                        10,856

Guam - 0.8%              4,250   Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due
                                 10/01/2033                                                                                 4,767

Puerto Rico - 7.7%       1,820   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25%
                                 due 7/01/2032                                                                              1,977
                        17,935   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.50%
                                 due 7/01/2018                                                                             19,463
                         5,390   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             5,502
                         5,170   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series D, 5.25% due 7/01/2027                                                       5,473
                         8,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I, 5.50% due 7/01/2021                                                       8,810
                         3,535   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                              3,741

U.S. Virgin              1,860   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.6%                   Coker Project), AMT, 6.50% due 7/01/2021                                                   2,104
                         6,750   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                 (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                              7,503

                                 Total Municipal Bonds (Cost - $814,809) - 146.2%                                         856,461



                                 Municipal Bonds Held in Trust (I)
California - 3.2%       17,730   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                 and Electric), AMT, Series A, 5.35% due 12/01/2016 (f)                                    18,996

New York - 2.1%         11,100   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (a)                                                        12,157

Texas - 5.6%            31,240   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                                 5.25% due 8/15/2035 (e)                                                                   32,581

                                 Total Municipal Bonds Held in Trust (Cost - $63,151) - 10.9%                              63,734

                                 Total Investments (Cost - $877,960*) - 157.1%                                            920,195
                                 Other Assets Less Liabilities - 2.7%                                                      15,896
                                 Liability for Trust Certificates, Including Interest Expense Payable - (5.1%)           (30,212)
                                 Preferred Stock, at Redemption Value - (54.7%)                                         (320,194)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   585,685
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $            848,384
                                               ====================
    Gross unrealized appreciation              $             42,216
    Gross unrealized depreciation                             (440)
                                               --------------------
    Net unrealized appreciation                $             41,776
                                               ====================

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FSA Insured.

(f) MBIA Insured.

(g) Prerefunded.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(j) XL Capital Insured.

(k) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni Intermediate Duration Fund, Inc.


Date:  April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni Intermediate Duration Fund, Inc.


Date:  April 23, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Muni Intermediate Duration Fund, Inc.


Date:  April 23, 2007